Prospectus and Statement of Additional
Information Supplement

June 23, 2025

Morgan Stanley ETF Trust

Supplement dated
June 23, 2025 to
the Morgan Stanley
ETF Trust
Prospectus and
Statement of
Additional Information
dated January 28,
2025, as amended
June 23, 2025

Eaton Vance CLO Investment Grade Income ETF
(the "Fund")

The Fund is not currently offered for sale or available for purchase by investors.

Please retain this supplement for future reference.

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